INVESTMENTS IN CORPORATIONS AND LLCS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
INVESTMENTS IN CORPORATIONS AND LLCS
Schedule of Investments in corporations and llcs
	September 30, 2023	December 31, 2022

FUB Mineral LLC	$614,147	$617,243
MaxPro Investment Holdings	9,498,705	9,498,705
Total Investments in corporations and llcs	$10,112,852	$10,115,948

	December 31,
	2022	2021

FUB Mineral LLC	$617,243	$251,639
MaxPro Investment Holdings	9,498,705	0
Total Investments in corporations and llcs	$10,115,948	$251,639